GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	$ 602,531
Amortization expense	(212,317)	$ (175,991)	$ (198,169)
Intangible assets at end of year	671,572	602,531
Intangible assets controlled by entity but recognized directly to expense	1,026	49,079	10,046
Other administrative and general expenses
Reconciliation of initial and final balances of the cost and accrued amortization
Research and development costs	64,363	40,229	11,882
Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,944,254	1,480,126
Acquisitions	352,248	245,204
Write off	(119,482)	(43,991)
Transfers from premises and equipment		30,068
Foreign currency translation adjustment	(303,952)	232,847
Intangible assets at end of year	1,873,068	1,944,254	1,480,126
Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(1,341,723)	(994,500)
Write off	119,482	41,148
Transfers from premises and equipment		28,940
Amortization expense	212,317	175,991
Foreign currency translation adjustment	(233,062)	183,440
Intangible assets at end of year	(1,201,496)	(1,341,723)	(994,500)
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1
Intangible assets at end of year		1
Trademarks | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	28,438	23,537
Foreign currency translation adjustment	(5,842)	4,901
Intangible assets at end of year	22,596	28,438	23,537
Trademarks | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(28,437)	(20,174)
Amortization expense		3,595
Foreign currency translation adjustment	(5,841)	4,668
Intangible assets at end of year	(22,596)	(28,437)	(20,174)
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	595,919
Intangible assets at end of year	668,071	595,919
Licenses, software and computer applications | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,361,258	997,609
Acquisitions	352,248	245,204
Write off	(119,482)	(43,991)
Transfers from premises and equipment		30,068
Foreign currency translation adjustment	(184,188)	132,368
Intangible assets at end of year	1,409,836	1,361,258	997,609
Licenses, software and computer applications | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(765,339)	(523,055)
Write off	119,482	41,148
Transfers from premises and equipment		28,940
Amortization expense	210,333	170,004
Foreign currency translation adjustment	(114,425)	84,488
Intangible assets at end of year	(741,765)	(765,339)	(523,055)
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	6,611
Intangible assets at end of year	3,501	6,611
Client relationships | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	554,558	458,980
Foreign currency translation adjustment	(113,922)	95,578
Intangible assets at end of year	440,636	554,558	458,980
Client relationships | Amortization
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(547,947)	(451,271)
Amortization expense	1,984	2,392
Foreign currency translation adjustment	(112,796)	94,284
Intangible assets at end of year	$ (437,135)	$ (547,947)	$ (451,271)